Government Grants (Details) - Schedule of Amounts Recognised in Financial Statements for Government Grants - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognised in other operating income:
Government grants recognised directly in income		£ 759,664